Statements of Changes in Net Assets Available for Benefits - EBP 004 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment Income
Dividend and interest income	$ 6,880,746	$ 6,034,757
Net appreciation in fair value of investments	68,122,192	12,899,938
Total Investment Income	75,002,938	18,934,695
Interest Income on Notes Receivable from Participants	236,228	205,857
Contributions
Participants	8,540,684	7,691,253
Employer matching	5,144,991	4,730,980
Rollovers	1,192,424	143,478
Total Contributions	14,878,099	12,565,711
Total Additions to Net Assets	90,117,265	31,706,263
Deductions from Net Assets Attributed to:
Benefits paid to participants	(18,533,626)	(18,924,307)
Administrative expenses	(42,640)	(36,296)
Total Deductions to Net Assets	(18,576,266)	(18,960,603)
Net Increase in Net Assets Available for Benefits	71,540,999	12,745,660
EBP, Net Asset Available for Benefit [Abstract]
Beginning of year	162,906,952	150,161,292
End of year	$ 234,447,951	$ 162,906,952